UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York, New York             May 11, 2012

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $6,602


List of Other Included Managers:

      No.      Form 13F File Number        Name

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Alkermes PLC                        Shs            G01767105     756     40,759  Sh        Defined      04        40,759    0    0
Amylin Pharmaceuticals Inc          Com            032346108     115      4,600  Sh        Defined      04         4,600    0    0
Comcast Corp New                    Cl A           20030N101     266      8,851  Sh        Defined      04         8,851    0    0
Enzon Pharmaceuticals Inc           Note           293904AE8     223    215,000  Prn       Defined      04       215,000    0    0
Georgia Gulf Corp                   Com            373200302     349     10,000  Sh        Defined      04        10,000    0    0
Goodrich Corp                       Com            382388106   1,342     10,700  Sh        Defined      04        10,700    0    0
Grifols S A                         Sp Adr         398438309     667     86,517  Sh        Defined      04        86,517    0    0
Illumina Inc                        Com            452327109     226      4,300  Sh        Defined      04         4,300    0    0
Novellus Systems Inc                Com            670008101     940     18,840  Sh        Defined      04        18,840    0    0
Proshares Short QQQ                 Pshs           74347R602     195      7,607  Sh        Defined      04         7,607    0    0
Sanofi                              Right          80105N113     176    130,443  Sh        Defined      04       130,443    0    0
Solutia Inc                         Com            834376501     232      8,300  Sh        Defined      04         8,300    0    0
Taleo Corp                          Cl A           87424N104     305      6,639  Sh        Defined      04         6,639    0    0
Thomas & Betts Corp                 Com            884315102     158      2,200  Sh        Defined      04         2,200    0    0
Vulcan Materials Co                 Com            929160109     226      5,276  Sh        Defined      04         5,276    0    0
Zoll Medical Corp                   Com            989922109     426      4,600  Sh        Defined      04         4,600    0    0